Cover	Oct. 27, 2026
Document Information [Line Items]
Document Type	8-K
Document Period End Date	Oct. 27, 2026
Entity Registrant Name	BigBear.ai Holdings, Inc.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-40031
Entity Tax Identification Number	85-4164597
Entity Address, Address Line One	7950 Jones Branch Drive
Entity Address, Address Line Two	First Floor, North Tower
Entity Address, City or Town	McLean
Entity Address, State or Province	VA
Entity Address, Postal Zip Code	22102
City Area Code	410
Local Phone Number	312-0885
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Entity Central Index Key	0001836981
Amendment Flag	false
Common stock, $0.0001 par value
Document Information [Line Items]
Title of 12(b) Security	Common stock, $0.0001 par value
Trading Symbol	BBAI
Security Exchange Name	NYSE
Redeemable warrants, each full warrant exercisable for one share of common stock at an exercise price of $11.50 per share
Document Information [Line Items]
Title of 12(b) Security	Redeemable warrants, each full warrant exercisable for one share of common stock at an exercise price of $11.50 per share
Trading Symbol	BBAI.WS
Security Exchange Name	NYSE